Short-term and Long-term Debt - Aggregate Maturities of Long-term Debt (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Total long-term debt	¥ 36,495	¥ 45,991
Within 1 year or on demand [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	4,444
More than 1 year but less than 2 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	1,078
More than 2 years but less than 3 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	26,032
More than 3 years but less than 4 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	965
More than 4 years but less than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	940
More than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Total long-term debt	¥ 3,036